Supplemental disclosure with respect to cash flows	12 Months Ended
Jan. 31, 2020
Supplemental disclosure respect to cash flows [Abstract]
Supplemental disclosure with respect to cash flows

23. Supplemental disclosure with respect to cash flows

Non-cash transactions during the year ended January 31, 2020

There were interest payments of $3,291,295

No income taxes were paid

The Company issued 2,670,000 common shares valued at $2,507,138 for the acquisition of Phantom Farms

The Company issued 1,266,667 common shares valued at $1,130,363 for the acquisition of Swell Companies

The Company issued 7,015,238 common shares valued at $3,796,815 for the acquisition of Swell Companies

The Company issued 3,983,886 common shares valued at $4,136,646 for the purchase of a building

The Company issued 368,688 common shares valued at $368,688 to settle a portion of a share payment note

The Company issued 8,016,388 common shares valued at $4,539,991 upon the conversion of debentures

The Company issued 977,479 common shares valued at $660,647 upon the conversion of a portion of a convertible promissory note.

Transfer from reserves to share capital of $289,159 and $38,952 on exercise of warrants and options respectively

Non-cash transactions during the year ended January 31, 2019

The Company issued 765,795 non-transferable share purchase warrants as finders' fees valued at $233,275.

There were interest payments of $483,622.

No income taxes paid were paid.

The Company issued 50,000 common shares to settle debt of $83,941.

The Company issued 12,500,000 common shares valued at $8,951,375 for the acquisition of Silver State.

The Company issued 36,850,000 common shares valued at $25,479,998 upon the conversion of debentures.

The Company issued 940,810 common shares valued at $832,162 to settle a portion of a share payment note.

Non-cash transactions during the year ended January 31, 2018

The Company issued 360,000 common shares to settle debt of $65,192